Fair value measurements	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Fair value measurements
2. Fair value measurements:
The fair value of financial instruments
A significant amount of Nomura’s financial instruments are carried at fair value. Financial assets carried at fair value on a recurring basis, namely at FV-NI or FV-OCI, are reported in the consolidated balance sheets within
Trading assets and private equity and debt investments, Loans and receivables, Collateralized agreements
and
Other assets
. Financial liabilities carried at fair value on a recurring basis are reported within
Trading liabilities, Short-term borrowings, Payables and deposits, Collateralized financing, Long-term borrowings
and
Other liabilities.
Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value but where fair value is used in specific circumstances after initial recognition, such as to measure impairment.
In all cases, fair value is determined in accordance with ASC 820 which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in the principal market for the relevant financial assets or financial liabilities, or in the absence of a principal market, the most advantageous market.
Fair value is usually determined on an individual financial instrument basis consistent with the unit of account of the financial instrument. However, certain financial instruments managed on a portfolio basis are valued as a portfolio, namely based on the price that would be received to sell a net long position (i.e., a net financial asset) or transfer a net short position (i.e., a net financial liability) consistent with how market participants would price the net risk exposure at the measurement date.
Financial assets carried at fair value also include investments in certain funds where, as a practical expedient, fair value is determined on the basis of net asset value per share (“NAV per share”) if the NAV per share is calculated in accordance with certain industry standard principles.
Increases and decreases in the fair value of assets and liabilities may significantly impact Nomura’s position, performance, liquidity and capital resources. As explained below, valuation techniques applied contain inherent uncertainties and Nomura is unable to predict the accurate impact of future developments in the market.

The valuation of financial instruments is more difficult during periods of market stress as a result of greater volatility and reduced price transparency and may therefore require the greater use of judgement in the determination of fair value. Where appropriate, Nomura uses economic hedging strategies to mitigate risk, although these hedges are also subject to unpredictable movements in the market.
Valuation methodology for financial instruments carried at fair value on a recurring basis
The fair value of financial instruments is based on quoted market prices including market indices, broker or dealer quotations or an estimation by management of the expected exit price under current market conditions. Various financial instruments, including cash instruments and OTC contracts, have bid and offer prices that are observable in the market. These are measured at the point within the bid-offer
range which best represents Nomura’s estimate of fair value. Where quoted market prices or broker or dealer quotations are not available, prices for similar instruments or valuation pricing models are considered in the determination of fair value.
Where quoted prices are available in active markets, no valuation adjustments are taken to modify the fair value of assets or liabilities marked using such prices. Other instruments may be measured using valuation techniques, such as valuation pricing models incorporating observable valuation inputs, unobservable parameters or a combination of both. Valuation pricing models use valuation inputs which would be considered by market participants in valuing similar financial instruments.
Valuation pricing models and their underlying assumptions impact the amount and timing of unrealized and realized gains and losses recognized, and the use of different valuation pricing models or underlying assumptions could produce different financial results. Valuation uncertainty results from a variety of factors, including the valuation technique or model selected, the quantitative assumptions used within the valuation model, the inputs into the model, as well as other factors. Valuation adjustments are used to reflect the assessment of this uncertainty. Common valuation adjustments include model reserves, credit adjustments, close-out
adjustments, and other appropriate instrument-specific adjustments, such as those to reflect transfer or sale restrictions. Changes in these valuation adjustments may have a significant impact on our consolidated financial statements.
The level of adjustments is largely judgmental and is based on an assessment of the factors that management believe other market participants would use in determining the fair value of similar financial instruments. The type of adjustments taken, the methodology for the calculation of these adjustments, and the valuation inputs for these calculations are reassessed periodically to reflect current market practice and the availability of new information.
For example, the fair value of certain financial instruments includes adjustments for credit risk, both with regard to counterparty credit risk on positions held and Nomura’s own creditworthiness on positions issued. Credit risk on financial assets is significantly mitigated by credit enhancements such as collateral and netting arrangements. Any net credit exposure is measured using available and applicable valuation inputs for the relevant counterparty. The same approach is used to measure the credit exposure on Nomura’s financial liabilities as is used to measure counterparty credit risk on Nomura’s financial assets.
Such valuation pricing models are calibrated to the market on a regular basis and inputs used are adjusted for current market conditions and risks. The Valuation Model Validation Group within Nomura’s Risk Management Department reviews pricing models and assesses model appropriateness and consistency independently of the front office. The model reviews consider a number of factors about a model’s suitability for valuation and sensitivity of a particular product. Valuation models are calibrated to the market on a periodic basis by comparison to observable market pricing, comparison with alternative models and analysis of risk profiles.
As explained above, any changes in fixed income, equity, foreign exchange and commodity markets can impact Nomura’s estimates of fair value in the future, potentially affecting trading gains and losses. Where financial contracts have longer maturity dates, Nomura’s estimates of fair value may involve greater subjectivity due to the lack of transparent market data.
Fair value hierarchy
Certain financial instruments carried at fair value, including those carried at fair value using the FVO, have been categorized into a three-level hierarchy (“fair value hierarchy”) based on the transparency of valuation inputs used by Nomura to estimate fair value. A financial instrument is classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement of the financial instrument. The three levels of the fair value hierarchy are defined as follows, with Level 1 representing the most transparent inputs and Level 3 representing the least transparent inputs:
Level 1:
Observable valuation inputs that reflect quoted prices (unadjusted) for identical financial instruments traded in active markets at the measurement date.
Level 2:
Valuation inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the financial instrument.
Level 3:
Unobservable valuation inputs which reflect Nomura assumptions and specific data.
The availability of valuation inputs observable in the market varies by type of financial instrument and can be affected by a variety of factors. Significant factors include, but are not restricted to, the prevalence of similar financial instruments in the market, especially for those which are customized, how established the financial instrument is in the market, for example, whether it is a new financial instrument or is relatively mature, and the reliability of information provided in the market which would depend, for example, on the frequency and volume of current market data. A period of significant change in the market may reduce the availability of observable data. Under such circumstances, financial instruments may be reclassified into a lower level in the fair value hierarchy.
Significant judgments used in determining the classification of financial instruments include the nature of the market in which the financial instrument would be traded, the underlying risks, the type and liquidity of market data inputs and the nature of observed transactions for similar financial instruments.
Where valuation models include the use of valuation inputs which are less observable or unobservable in the market, significant management judgment is used in determining fair value. The valuations for Level 3 financial instruments, therefore, involve a greater degree of judgment than those valuations for Level 1 or Level 2 financial instruments.
Certain criteria used to determine whether a market is active or inactive include the number of transactions, the frequency that pricing is updated by other market participants, the variability of price quotes among market participants, and the amount of publicly available information.

The following tables present the amounts of Nomura’s financial instruments carried at fair value on a recurring basis as of March 31, 2025 and 2026 within the fair value hierarchy.

	Billions of yen
	March 31, 2025
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2025
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,807	¥1,661	¥21	¥—	¥4,489
Private equity and debt investments (5)	0	2	103	—	105
Japanese government securities	2,674	—	—	—	2,674
Japanese agency and municipal securities	—	222	0	—	222
Foreign government, agency and municipal securities	4,402	2,346	6	—	6,754
Bank and corporate debt securities and loans for trading purposes	—	1,762	181	—	1,943
Commercial mortgage-backed securities (“CMBS”)	—	2	10	—	12
Residential mortgage-backed securities (“RMBS”)	—	3,335	48	—	3,383
Issued/Guaranteed by government sponsored entity	—	3,204	—	—	3,204
Other	—	131	48	—	179
Real estate-backed securities	—	137	207	—	344
Collateralized debt obligations (“CDOs”) and other (6)	—	35	42	—	77
Investment trust funds and other	470	7	3	—	480

Total trading assets and private equity and debt investments	10,353	9,509	621	—	20,483

Derivative assets (7)
Equity contracts	14	2,541	17	—	2,572
Interest rate contracts	22	12,306	100	—	12,428
Credit contracts	1	240	63	—	304
Foreign exchange contracts	0	4,330	33	—	4,363
Other contracts	3	5	3	—	11
Netting	—	—	—	(17,711)	(17,711)

Total derivative assets	40	19,422	216	(17,711)	1,967

Subtotal	¥10,393	¥28,931	¥837	¥(17,711)	¥22,450

Loans and receivables (8)	—	1,795	448	—	2,243
Collateralized agreements (9)	—	344	15	—	359
Other assets (2)
Non-trading debt securities (10)	116	352	17	—	485
Other (3)(4)(11)	211	259	275	—	745

Total	¥10,720	¥31,681	¥1,592	¥(17,711)	¥26,282

Liabilities:
Trading liabilities
Equities	¥2,757	¥18	¥1	¥—	¥2,776
Japanese government securities	2,569	—	—	—	2,569
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	2,828	754	—	—	3,582
Bank and corporate debt securities	—	217	0	—	217
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized Debt Obligation (CDO) and Other Securitized Product (6)	—	—	—	—	—
Investment trust funds and other	249	2	0	—	251

Total trading liabilities	8,403	993	1	—	9,397

Derivative liabilities (7)
Equity contracts	5	3,048	16	—	3,069
Interest rate contracts	31	11,523	94	—	11,648
Credit contracts	1	282	99	—	382
Foreign exchange contracts	—	4,148	46	—	4,194
Other contracts	1	42	7	—	50
Netting	—	—	—	(17,361)	(17,361)

Total derivative liabilities	38	19,043	262	(17,361)	1,982

Subtotal	¥8,441	¥20,036	¥263	¥(17,361)	¥11,379

Short-term borrowings (12)	¥—	¥595	¥36	¥—	¥631
Payables and deposits (13)(14)	—	311	14	—	325
Collateralized financing (9)	—	704	—	—	704
Long-term borrowings (12)(15)(16)	10	6,428	477	—	6,915
Other liabilities (17)	132	265	65	—	462

Total	¥8,583	¥28,339	¥855	¥(17,361)	¥20,416

	Billions of yen
	March 31, 2026
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2026
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥3,992	¥1,576	¥14	¥—	¥5,582
Private equity and debt investments (5)	—	2	146	—	148
Japanese government securities	3,983	—	—	—	3,983
Japanese agency and municipal securities	—	142	—	—	142
Foreign government, agency and municipal securities	4,591	2,549	4	—	7,144
Bank and corporate debt securities and loans for trading purposes	—	2,028	104	—	2,132
Commercial mortgage-backed securities (“CMBS”)	—	9	0	—	9
Residential mortgage-backed securities (“RMBS”)	—	3,172	10	—	3,182
Issued/Guaranteed by government sponsored entity	—	3,021	—	—	3,021
Other	—	151	10	—	161
Real estate-backed securities	—	445	82	—	527
Collateralized debt obligations (“CDOs”) and other (6)	—	25	34	—	59
Investment trust funds and other	372	56	9	—	437

Total trading assets and private equity and debt investments	12,938	10,004	403	—	23,345

Derivative assets (7)
Equity contracts	0	3,016	37	—	3,053
Interest rate contracts	1	15,686	119	—	15,806
Credit contracts	0	296	98	—	394
Foreign exchange contracts	0	5,709	35	—	5,744
Other contracts	0	3	6	—	9
Netting	—	—	—	(22,113)	(22,113)

Total derivative assets	1	24,710	295	(22,113)	2,893

Subtotal	¥12,939	¥34,714	¥698	¥(22,113)	¥26,238

Loans and receivables (8)	6	2,244	584	—	2,834
Collateralized agreements (9)	—	455	16	—	471
Other assets (2)
Non-trading debt securities (10)	347	366	48	—	761
Other (3)(4)(11)	368	264	308	—	940

Total	¥13,660	¥38,043	¥1,654	¥(22,113)	¥31,244

Liabilities:
Trading liabilities
Equities	¥3,438	¥34	¥0	¥—	¥3,472
Japanese government securities	2,719	—	—	—	2,719
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	2,694	1,255	—	—	3,949
Bank and corporate debt securities	—	220	0	—	220
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized Debt Obligation (CDO) and Other Securitized Product (6)	—	0	1	—	1
Investment trust funds and other	120	13	—	—	133

Total trading liabilities	8,971	1,524	1	—	10,496

Derivative liabilities (7)
Equity contracts	0	3,561	10	—	3,571
Interest rate contracts	24	14,476	135	—	14,635
Credit contracts	3	402	154	—	559
Foreign exchange contracts	—	5,292	57	—	5,349
Other contracts	2	27	8	—	37
Netting	—	—	—	(21,731)	(21,731)

Total derivative liabilities	29	23,758	364	(21,731)	2,420

Subtotal	¥9,000	¥25,282	¥365	¥(21,731)	¥12,916

Short-term borrowings (12)	¥—	¥873	¥43	¥—	¥916
Payables and deposits (13)(14)	—	303	12	—	315
Collateralized financing (9)	—	694	—	—	694
Long-term borrowings (12)(15)(16)	11	8,024	452	—	8,487
Other liabilities (17)	255	284	67	—	606

Total	¥9,266	¥35,460	¥939	¥(21,731)	¥23,934

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives assets or liabilities.

(2)
Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2025 and March 31, 2026, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥73 billion and ¥104 billion, respectively. As of March 31, 2025 and March 31, 2026, the fair values of these investments which are included in
Other assets
were ¥3 billion and ¥15 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO.
(4)
Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥72,184 million and ¥26,217 million, respectively, as of March 31, 2025 and ¥97,173 million and ¥26,018 million, respectively, as of March 31, 2026.

(5)
Private equity and debt investments
include minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading
purposes, and
post-IPO
investments. These investments also include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO.

(6)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(7)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(8)	Includes loans and receivables for which the fair value option has been elected.
(9)	Includes collateralized agreements or collateralized financing for which the FVO has been elected.
(10)	Includes non-trading debt securities for which the FVO has been elected and AFS debt securities.
(11)	Includes non-financial assets carried at fair value on a recurring basis using similar valuation methodologies to those used for financial instruments.
(12)	Includes structured notes for which the FVO has been elected.
(13)	Includes deposits received at banks for which the FVO has been elected.
(14)
Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.

(15)
Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets

(16)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(17)	Includes loan commitments for which the FVO has been elected.
Valuation techniques by major class of financial instrument
The valuation techniques used by Nomura to estimate fair value for major classes of financial instruments, together with the significant inputs which determine classification in the fair value hierarchy, are as follows.
Equities
and equity securities reported within
Other assets
—
Equities and equity securities reported within
Other assets
include direct holdings of both listed and unlisted equity securities, and fund investments. The fair value of listed equity securities is determined using quoted prices for identical securities from active markets where available. These valuations should be in line with market practice and therefore can be based on bid prices or mid-market
prices. Nomura determines whether the market is active depending on the sufficiency and frequency of trading activity. Where these securities are classified in Level 1 of the fair value hierarchy, no valuation adjustments are made to fair value. Listed equity securities traded in inactive markets are also generally valued using the exchange price and are classified in Level 2. While rare in practice, Nomura may apply a discount or liquidity adjustment to the exchange price of a listed equity security traded in an inactive market if the exchange price is not considered to be an appropriate representation of fair value. These adjustments are determined by individual security and are not determined or influenced by the size of holding. The amount of such adjustments made to listed equity securities traded in inactive markets was ¥nil as of March 31, 2025 and 2026, respectively. The fair value of unlisted equity securities is determined using the same valuation technique as private equity and debt investments described below and are usually classified in Level 3 because significant valuation inputs such as liquidity discounts and credit spreads are unobservable.
Private equity and debt investments
—
The determination of fair value of unlisted equity and debt investments requires significant management judgment because the investments, by their nature, have little or no price transparency. Private equity and debt investments are initially carried at cost as an approximation of fair value. Adjustments to carrying value are made if there is third party evidence of a change in value. Adjustments are also made, in the absence of third party transactions, if it is determined that the expected exit price of the investment is different from carrying value. In reaching that determination, Nomura primarily uses either a discounted cash flow (“DCF”) or market multiple valuation technique. A DCF valuation technique incorporates estimated future cash flows to be generated from the investee, as adjusted for an appropriate growth rate discounted at a weighted average cost of capital (“WACC”). Market multiple valuation techniques include comparables such as Enterprise Value/Earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) ratios, Price/Earnings (“PE”) ratios, Price/Book ratios, Price/Embedded Value ratios and other multiples based on relationships between numbers reported in the financial statements of the investee and the price of comparable companies. A liquidity discount may also be applied to either a DCF or market multiple valuation to reflect the specific characteristics of the investee. The liquidity discount includes considerations for various uncertainties in the model and inputs to valuation. Where possible these valuations are compared with the operating cash flows and financial performance of the investee or properties relative to budgets or projections, PE data for similar quoted companies, trends within sectors and/or regions and any specific rights or terms associated with the investment, such as conversion features and liquidation preferences. Private equity and debt investments are generally classified in Level 3 since the valuation inputs such as those mentioned above are usually unobservable.
Government, agency and municipal securities
—
The fair value of Japanese and other G7 government securities is primarily determined using quoted market prices, executable broker or dealer quotations, or alternative pricing sources. These securities are traded in active markets and therefore are classified within Level 1 of the fair value hierarchy.
Non-G7
government securities, agency securities and municipal securities are valued using similar pricing sources but are generally classified in Level 2 as they are traded in inactive markets. Certain non-G7
securities may be classified in Level 1 because they are traded in active markets. Certain securities may be classified in Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them in Level 2. These are valued using DCF valuation techniques which include significant unobservable valuation inputs such as credit spreads of the issuer.
Bank and corporate debt securities
—
The fair value of bank and corporate debt securities is primarily determined using broker or dealer quotations and recent market transactions of identical or similar debt securities if available, but also using DCF valuation techniques. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs used for DCF valuations are yield curves, asset swap spreads, recovery rates and credit spreads of the issuer. Bank and corporate debt securities are generally classified in Level 2 because these valuation inputs are usually observable or market-corroborated. Certain bank and corporate debt securities will be classified in Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them in Level 2, or credit spreads or recovery rates of the issuer used in DCF valuations are unobservable.
Commercial mortgage-backed securities (“CMBS”)
and
Residential mortgage-backed securities (“RMBS”)
—
The fair value of CMBS and RMBS are primarily determined using DCF valuation techniques but also using broker or dealer quotations and recent market transactions of identical or similar securities, if available. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs include yields, prepayment rates, default probabilities and loss severities. CMBS and RMBS securities are generally classified in Level 2 because these valuation inputs are observable or market-corroborated. Certain CMBS and RMBS positions will be classified in Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them in Level 2, or one or more of the significant valuation inputs used in DCF valuations are unobservable.

Real estate-backed securities
—
The fair value of real estate-backed securities is determined using broker or dealer quotations, recent market transactions or by reference to a comparable market index. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. Where all significant inputs are observable, the securities will be classified in Level 2. For certain securities, no direct pricing sources or comparable securities or indices may be available. These securities are valued using DCF or valuation techniques and are classified in Level 3 as the valuation includes significant unobservable valuation inputs such as yields or loss severities.
Collateralized debt obligations (“CDOs”) and other
—
The fair value of CDOs is primarily determined using DCF valuation techniques but also using broker or dealer quotations and recent market transactions of identical or similar securities, if available. Consideration is given to the nature of the broker and dealer quotations, namely whether these are indicative or executable, the number of available quotations and how these quotations compare to any available recent market activity or alternative pricing sources. The significant valuation inputs used include market spread data for each credit rating, yields, prepayment rates, default probabilities and loss severities. CDOs are generally classified in Level 2 because these valuation inputs are observable or market-corroborated. CDOs will be classified in Level 3 where one or more of the significant valuation inputs used in the DCF valuations are unobservable.
Investment trust funds and other
—
Publicly traded funds which are valued based on quoted prices in active markets are classified in Level 1 of the fair value hierarchy. Investments in funds that are not publicly traded but Nomura has the ability to redeem its investment at NAV per share on the balance sheet date are valued at NAV and classified in Level 2. Investments in funds which are valued using significant unobservable valuation inputs such as credit spreads of issuer and correlation are classified in Level 3. Investment in funds that are carried at fair value using NAV per share as a practical expedient are not classified in the fair value hierarchy.
Derivatives
—
Equity contracts
—
Nomura enters into both exchange-traded and OTC equity derivative transactions such as index and equity options, equity basket options and index and equity swaps. Where these derivatives are traded in active markets and the exchange price is representative of fair value, the fair value of exchange-traded equity derivatives is determined using an unadjusted exchange price and classified in Level 1 of the fair value hierarchy. The fair value of exchange-traded equity derivatives which are traded in inactive markets or where the exchange price is not representative of fair value is determined using a model price and are classified in Level 2. The fair value of OTC equity derivatives is determined through option models such as Black-Scholes and Monte Carlo simulation. The significant valuation inputs used include equity prices, dividend yields, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC equity derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain less liquid vanilla or more complex equity derivatives are classified in Level 3 where dividend yield, volatility or correlation valuation inputs are significant and unobservable.
Derivatives
—
Interest rate contracts
—
Nomura enters into both exchange-traded and OTC interest rate derivative transactions such as interest rate swaps, currency swaps, interest rate options, forward rate agreements, swaptions, caps and floors. Where these derivatives are traded in active markets and the exchange price is representative of fair value, the fair value of exchange-traded interest rate derivatives is determined using an unadjusted exchange price and classified in Level 1 of the fair value hierarchy. The fair value of exchange-traded interest rate derivatives which are traded in inactive markets or where the exchange price is not representative of fair value is determined using a model price and are classified in Level 2. The fair value of OTC interest rate derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes or Monte Carlo simulation. The significant valuation inputs used include interest rates, forward foreign exchange

(“FX”) rates, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC interest rate derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain less liquid vanilla or more complex OTC interest rate derivatives are classified in Level 3 where interest rate, volatility or correlation valuation inputs are significant and unobservable.
Derivatives
—
Credit contracts
—
Nomura enters into OTC credit derivative transactions such as credit default swaps and credit options on single names, indices or baskets of assets. The fair value of OTC credit derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes or Monte Carlo simulation. The significant valuation inputs used include interest rates, credit spreads, recovery rates, default probabilities, volatilities and correlations. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC credit derivatives are generally classified in Level 2 of the fair value hierarchy because all significant valuation inputs and adjustments are observable or market-corroborated. Certain less liquid vanilla or more complex OTC credit derivatives are classified in Level 3 where credit spread, recovery rate, volatility or correlation valuation inputs are significant and unobservable.
Derivatives
—
Foreign exchange contracts
—
Nomura enters into both exchange-traded and OTC foreign exchange derivative transactions such as foreign exchange forwards and currency options. The fair value of exchange-traded foreign exchange derivatives which are traded in inactive markets or where the exchange price is not representative of fair value is determined using a model price and are classified in Level 2. The fair value of OTC foreign exchange derivatives is determined through DCF valuation techniques as well as option models such as Black-Scholes or Monte Carlo simulation. The significant valuation inputs used include interest rates, forward FX rates, spot FX rates and volatilities. Valuation adjustments are also made to model valuations in order to reflect counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. OTC foreign exchange derivatives are generally classified in Level 2 because all significant valuation inputs and adjustments are observable or market-corroborated. Certain foreign exchange derivatives are classified in Level 3 where interest rates, volatility or correlation valuation inputs are significant and unobservable.
Nomura includes valuation adjustments in its estimation of fair value of certain OTC derivatives relating to funding costs associated with these transactions to be consistent with how market participants in the principal market for these derivatives would determine fair value.
Loans and receivables
—
The fair value of loans and receivables carried at fair value either as trading assets or through election of the fair value option is primarily determined using DCF valuation techniques as quoted prices are typically not available. The significant valuation inputs used are similar to those used in the valuation of corporate debt securities described above. Loans and receivables are generally classified in Level 2 of the fair value hierarchy because all significant valuation inputs are observable. Certain loans and receivables, however, are classified in Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them in Level 2 or credit spreads of the issuer or recovery rates used in DCF valuations are significant and unobservable.
Collateralized agreements

and

Collateralized financing
—
The primary types of collateralized agreement and financing transactions carried at fair value are reverse repurchase and repurchase agreements elected for the fair value option. The fair value of these financial instruments is primarily determined using DCF valuation techniques. The significant valuation inputs used include interest rates and collateral funding spreads such as general collateral or special rates. Reverse repurchase and repurchase agreements are generally classified in Level 2 of the fair value hierarchy because these valuation inputs are usually observable.

Non-trading
debt securities
—
These are debt securities held by certain
non-trading
subsidiaries in the group and are valued and classified in the fair value hierarchy using the same valuation techniques used for other debt securities classified as
Government, agency and municipal securities
and
Bank and corporate debt securities
described above.
Short-term
and
long-term borrowings (“Structured notes”)
—
Structured notes are debt securities issued by Nomura or by consolidated VIEs which contain embedded features that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variables, such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or a more complex interest rate (i.e., an embedded derivative).
The fair value of structured notes is determined using quoted prices in active markets for the identical instrument if available, and where not available, using a mixture of valuation techniques that use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, similar liabilities when traded as assets, or an internal model which combines DCF valuation techniques and option pricing models, depending on the nature of the embedded features within the structured note. Where an internal model is used, Nomura estimates the fair value of both the underlying debt instrument and the embedded derivative components. The significant valuation inputs used to estimate the fair value of the debt instrument component include yield curves, prepayment rates, default probabilities and loss severities. The significant valuation inputs used to estimate the fair value of the embedded derivative component are the same as those used for the relevant type of freestanding OTC derivative discussed above. A valuation adjustment is also made to the entire structured note in order to reflect Nomura’s own creditworthiness. This adjustment is determined based on recent observable secondary market transactions and executable broker quotes involving Nomura debt instruments and is therefore typically treated as a Level 2 valuation input. Structured notes are generally classified in Level 2 of the fair value hierarchy as all significant valuation inputs and adjustments are observable. Where any unobservable valuation inputs are significant, such as yields, prepayment rates, default probabilities, loss severities, volatilities and correlations used to estimate the fair value of the embedded derivative component, structured notes are classified in Level 3.
Long-term borrowings (“Secured financing transactions”)
—
Secured financing transactions are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These liabilities are valued using the same valuation techniques that are applied to the transferred financial assets which remain on the consolidated balance sheets and are therefore classified in the same level in the fair value hierarchy as the transferred financial assets. These liabilities do not provide general recourse to Nomura and therefore, no adjustment is made to reflect Nomura’s own creditworthiness.
Level 3 financial instruments
The valuation of Level 3 financial instruments is dependent on certain significant valuation inputs which are unobservable. Common characteristics of an inactive market include a low number of transactions of the financial instrument, stale or non-current
price quotes, price quotes that vary substantially either over time or among market makers, non-executable
broker quotes or little publicly released information.
If corroborative evidence is not available to value Level 3 financial instruments, fair value may be measured using other equivalent products in the market. The level of correlation between the specific Level 3 financial instrument and the available benchmark instrument is considered as an unobservable valuation input. Other techniques for determining an appropriate value for unobservable valuation input may consider information such as consensus pricing data among certain market participants, historical trends, extrapolation from observable market data and other information Nomura would expect market participants to use in valuing similar instruments.
Use of reasonably possible alternative valuation input assumptions to value Level 3 financial instruments will significantly influence fair value determination. Ultimately, the uncertainties described above about input assumptions imply that the fair value of Level 3 financial instruments is a judgmental estimate. The specific valuation for each instrument is based on management’s judgment of prevailing market conditions, in accordance with Nomura’s established valuation policies and procedures.
Quantitative and qualitative information regarding significant unobservable valuation inputs
The following tables present quantitative and qualitative information about the significant unobservable valuation inputs used by Nomura to measure the fair value of financial instruments classified in Level 3 as of March 31, 2025 and 2026. These financial instruments will also typically include observable valuation inputs (i.e., Level 1 or Level 2 valuation inputs) which are not included in the table and are also often hedged using financial instruments which are classified in Level 1 or Level 2 of the fair value hierarchy. Changes in each of these significant unobservable valuation inputs used by Nomura will impact upon the fair value measurement of the financial instrument. The following tables also illustrate qualitatively how an increase in those significant unobservable valuation inputs might result in a higher or lower fair valu
e meas
urement at the reporting date and the interrelationship between significant unobservable valuation inputs where more than one is used to determine fair value measurement of the financial instruments.

	March 31, 2025
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥21	DCF/ Option models	Credit spreads	2.5%	2.5%	Lower fair value	Not applicable

Private equity and debt investments	103	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.8 – 17.3% 0.0 – 2.0% 7.9 – 11.0% 5.0 – 30.0%	11.6% 1.2% 9.4% 16.0%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios	7.8 – 16.2 x	10.0 x	Higher fair value	No predictable interrelationship
			PE Ratios	10.6 – 28.4 x	15.2 x	Higher fair value
			Liquidity discounts	5.0 – 20.0%	9.6%	Lower fair value

Foreign government, agency and municipal securities	6	DCF	Credit spreads Recovery rates	0.0 – 2.4% 3.4 – 18.0%	1.1% 14.4%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	181	DCF	Credit spreads Recovery rates	0.0 – 227.0% 0.0 – 100.0%	14.3% 79.8%	Lower fair value Higher fair value	No predictable interrelationship

	March 31, 2025
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Commercial mortgage- backed securities (“CMBS”)	¥10	DCF	Yields Loss severities	21.1% 65.0%	21.1% 65.0%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage-backed securities (“RMBS”)	48	DCF	Yields Prepayment rates Loss severities	21.5 – 62.2% 12.0 – 15.0% 0. 0 – 100.0%	41.6% 13.5% 50.4%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	207	DCF	Loss severities	0.0 – 16.9%	2.3%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	42	DCF	Yields Prepayment rates Default probabilities Loss severities Credit spreads	4.0 – 50.0% 20.0% 2.0% 62.9 – 100.0% 0.1 – 16.9%	13.6% 20.0% 2.0% 87.7% 4.7%	Lower fair value Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	3	DCF	Liquidity discounts	1.5 – 2.9%	2.1%	Lower fair value	Not applicable

Derivatives, net:
Equity contracts	1	Option models	Dividend yield Volatilities Correlations	0.0 – 16.6% 3.5 – 99.4% (0.85) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	6	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.9 – 4.5% 9.8 – 13.3% 41.0 – 261.7 bp (1.00) – 0.99	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(36)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 132.2% 1.0 – 90.0% 45.9 – 51.9% 0.00 – 0.85	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	(13)	Option models	Volatilities Correlations	1.6 – 18.8% 0.29 – 0.70	— —	Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	448	DCF	Credit spreads Recovery rates	0.0 – 193.2% 66.7 – 100.0%	9.9% 95.1%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	15	DCF	Repo rate	6.4%	6.4%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	17	DCF	Credit spreads	5.2 – 14.4%	7.3%	Lower fair value	Not applicable

	March 31, 2025
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Other (7)(8)	¥275	DCF	WACC Growth rates	10.6% 3.0%	10.6% 3.0%	Lower fair value Higher fair value	No predictable interrelationship

		Market multiples	Liquidity discounts	25.0%	25.0%	Lower fair value	Not applicable

Liabilities:
Short-term borrowings	36	DCF/ Option models	Volatilities Correlations	5.0 – 51.5% (0.72) – 0.96	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	14	DCF/ Option models	Volatilities Correlations	9.8 – 10.6% 0.40 – 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	477	DCF	Loss severities	12.7 – 99.5%	79.8%	Lower fair value	Not applicable

		DCF/ Option models	Volatilities Volatilities Correlations	5.0 – 51.5% 44.1 – 67.9 bp (1.00) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	65	DCF	Credit spreads Recovery rates	0.8 – 7.1% 91.0 – 99.5%	1.0% 93.8%	Lower fair value Higher fair value	No predictable interrelationship

	March 31, 2026
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥14	DCF/ Option models	Credit spreads	2.9%	2.9%	Lower fair value	Not applicable

Private equity and debt investments	146	DCF	WACC Growth rates Credit spreads Liquidity discounts	7.5 – 16.2% 0.0 – 2.0% 0.0 – 49.9% 0.0 – 30.0%	12.2% 1.7% 8.5% 11.0%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios	5.9 – 11.4 x	8.9 x	Higher fair value	No predictable interrelationship
			PE Ratios	12.1 – 20.8 x	15.2 x	Higher fair value
			Liquidity discounts	10.0 – 20.0%	12.6%	Lower fair value

Foreign government, agency and municipal securities	4	DCF	Credit spreads Recovery rates	0.0 – 2.3% 12.5 – 18.0%	1.1% 17.2%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	104	DCF	Credit spreads Recovery rates	0.5 – 12.6% 0.0 – 99.5%	4.8% 38.2%	Lower fair value Higher fair value	No predictable interrelationship

	March 31, 2026
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Residential mortgage-backed securities (“RMBS”)	¥10	DCF	Yields Prepayment rates Loss severities	140.2% 12.0% 0.0 – 100.0%	140.2% 12.0% 9.4%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	82	DCF	Loss severities	0.0 – 17.5%	0.5%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	34	DCF	Yields Prepayment rates Default probabilities Loss severities Credit spreads	8.5 – 40.7% 20.0% 2.0% 69.3 – 100.0% 0.2%	17.9% 20.0% 2.0% 93.6% 0.2%	Lower fair value Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	9	DCF	Liquidity discounts	2.4 – 15.2%	5.5%	Lower fair value	Not applicable

Derivatives, net:
Equity contracts	27	Option models	Dividend yield Volatilities Correlations	0.0 – 12.6% 3.7 – 100.9% (0.85) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(16)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	2.6 – 5.0% 9.7 – 13.0% 42.4 – 109.9 bp (1.00) – 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(56)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 156.3% 1.0 – 90.0% 25.0 – 81.6% 0.30 – 0.85	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	(22)	Option models	Interest rates Volatilities Correlations	3.1 – 3.1% 1.4 – 16.1% 0.24 – 0.70	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	584	DCF	Credit spreads Recovery rates	0.0 – 20.0% 64.5 – 100.0%	5.9% 97.4%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	16	DCF	Repo rate	5.2 – 5.6%	5.4%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	48	DCF	Credit spreads	4.1 – 18.5%	8.5%	Lower fair value	Not applicable

Other (7)(8)	308	DCF	WACC Growth rates Credit spreads	10.5% 3.0% 0.3 – 22.0%	10.5% 3.0% 3.2%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	Liquidity discounts	25.0%	25.0%	Lower fair value	Not applicable

	March 31, 2026
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Liabilities:
Short-term borrowings	¥43	DCF/ Option models	Volatilities Correlations	16.7 – 60.2% (0.72) – 0.95	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	12	DCF/ Option models	Volatilities Correlations	9.7 – 10.8% 0.40 – 0.97	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	452	DCF	Loss severities	9.5 – 99.3%	54.4%	Lower fair value	Not applicable

		DCF/ Option models	Volatilities	9.7 – 60.2%	—	Higher fair value	No predictable interrelationship
			Volatilities Correlations	65.5 – 85.8 bp (1.00) – 0.97	— —	Higher fair value Higher fair value

Other liabilities	67	DCF	Credit spreads Recovery rates	0.8 – 4.0% 91.0 – 99.8%	0.8% 93.9%	Lower fair value Higher fair value	No predictable interrelationship

(1)
Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)
Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting. Discussion of the ranges of significant unobservable valuation inputs for derivatives and short-term and long-term borrowings which contain embedded derivatives classified in Level 3 is provided below as a substitute for weighted average information.

(4)
The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(5)
The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input (such as being long volatility). Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(6)
Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(7)	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.
(8)	Includes non-financial assets carried at fair value on a recurring basis
Discussion of the ranges of significant unobservable valuation inputs
The following comments complement the above information regarding the significant unobservable valuation inputs used by Nomura for derivatives and short-term and long-term borrowings which contain embedded derivatives classified in Level 3.
Derivatives
—
Equity contracts
—
The significant unobservable valuation inputs are dividend yield, volatilities and correlations. The range of dividend yields varies as some companies do not pay any dividends, for example due to a lack of profits or as a policy during a growth period, and hence have a zero dividend yield while others may pay high dividends, for example to return money to investors. The range of volatilities is wide as the volatilities of shorter-dated equity derivatives or those based on single equity securities can be higher than those of longer-dated instruments or those based on indices. Correlations represent the relationships between one input and another (“pairs”) and can either be positive or negative amounts. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships throughout the range.
Derivatives
—
Interest rate contracts
—
The significant unobservable valuation inputs are interest rates, volatilities and correlations. The range of interest rates is due to interest rates in different countries/currencies being at different levels. The range of volatilities is wide as volatilities of shorter-dated interest rate derivatives are typically higher than those of longer-dated instruments. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships through the range. All significant unobservable valuation inputs are spread across the ranges.
Derivatives
—
Credit contracts
—
The significant unobservable valuation inputs are credit spreads, recovery rates, volatilities and correlations. The range of credit spreads reflects the different risk of default present within the portfolio. At the low end of the range, underlying reference names have a very limited risk of default whereas at the high end of the range, underlying reference names have a much greater risk of default. The range of recovery rates varies primarily due to the seniority of the underlying exposure with senior exposures having a higher recovery than subordinated exposures. The range of volatilities is wide as the volatilities of shorter-dated credit contracts are typically higher than those of longer-dated instruments. The correlation range is positive since credit spread moves are generally in the same direction. Highly positive correlations are those for which the movement is very closely related and in the same direction, with correlation falling as the relationship becomes less strong.
Derivatives
—
Foreign exchange contracts
—
The significant unobservable valuation inputs are interest rates, volatilities and correlations. The range of interest rates is due to interest rates in different countries/currencies being at different levels with some countries having extremely low levels and others being at levels that while still relatively low are less so. The range of volatilities is mainly due to the lower end of the range arising from currencies that trade in narrow ranges (e.g., versus the U.S. Dollar) while the higher end comes from currencies with a greater range of movement such as emerging market currencies. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships through the range.
Short-term borrowings and Long-term borrowings
—
The significant unobservable valuation inputs are yields, prepayment rates, default probabilities, loss severities, volatilities and correlations. The range of volatilities is wide as the volatilities of shorter-dated instruments are typically higher than those in longer-dated instruments. The range of correlations moves from positive to negative because the movement of some pairs is very closely related and in the same direction causing highly positive correlations while others generally move in opposite directions causing highly negative correlations with pairs that have differing relationships through the range.
Movements in Level 3 financial instruments
The following tables present gains and losses as well as increases and decreases of financial instruments carried at fair value on a recurring basis which Nomura classified in Level 3 of the fair value hierarchy for the years ended March 31, 2025 and 2026. Financial instruments classified in Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy. The gains or losses presented below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 financial instruments are also measured using both observable and unobservable valuation inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable valuation inputs.

For the years ended March 31, 2025 and 2026, gains and losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

		Billions of yen
		Year ended March 31, 2025
	Balance as of April 1, 2024	Total gains (losses) recognized in net income (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5) (6)	Balance as of March 31, 2025
Assets:
Trading assets and private equity and debt investments
Equities	¥8	¥0	¥—	¥17	¥(13)	¥—	¥1	¥15	¥(7)	¥21
Private equity and debt investments	80	3	—	37	(9)	—	0	—	(8)	103
Japanese agency and municipal securities	0	—	—	—	0	—	—	—	—	0
Foreign government, agency and municipal securities	3	0	—	5	(5)	—	0	7	(4)	6
Bank and corporate debt securities and loans for trading purposes	173	(5)	—	205	(240)	—	(5)	69	(16)	181
Commercial mortgage-backed securities (“CMBS”)	0	2	—	7	(6)	—	—	7	—	10
Residential mortgage-backed securities (“RMBS”)	35	2	—	56	(46)	—	(1)	2	0	48
Real estate-backed securities	122	11	—	370	(294)	—	(2)	—	—	207
Collateralized debt obligations (“CDOs”) and other	46	(25)	—	107	(86)	—	0	—	0	42
Investment trust funds and other	3	0	—	68	(68)	—	0	0	—	3

Total trading assets and private equity and debt investments	470	(12)	—	872	(767)	—	(7)	100	(35)	621

Derivatives, net (3)
Equity contracts	5	0	—	—	—	(5)	0	0	1	1
Interest rate contracts	32	(20)	—	—	—	12	(4)	(19)	5	6
Credit contracts	(46)	(30)	—	—	—	37	1	(1)	3	(36)
Foreign exchange contracts	3	(9)	—	—	—	(5)	0	0	(2)	(13)
Other contracts	—	2	—	—	—	1	(2)	(5)	—	(4)

Total derivatives, net	(6)	(57)	—	—	—	40	(5)	(25)	7	(46)

Subtotal	¥464	¥(69)	¥—	¥872	¥(767)	¥40	¥(12)	¥75	¥(28)	¥575

Loans and receivables	¥291	¥24	¥—	¥199	¥(234)	¥—	¥(14)	¥244	¥(62)	¥448
Collateralized agreements	12	0	—	2	—	1	0	—	—	15
Other assets
Non-trading debt securities	21	0	—	3	(7)	—	0	—	—	17
Other (7)	253	20	—	45	(11)	—	(4)	0	(28)	275

Total	¥1,041	¥(25)	¥—	¥1,121	¥(1,019)	¥41	¥(30)	¥319	¥(118)	¥1,330

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥3	¥(2)	¥—	¥0	¥0	¥0	¥1
Bank and corporate debt securities	1	0	—	2	(3)	—	0	0	0	0
Collateralized debt obligations (“CDOs”) and other	—	—	—	0	0	—	0	—	0	0
Investment trust funds and other	0	0	—	0	0	—	0	—	—	0

Total trading liabilities	¥1	¥0	¥—	¥5	¥(5)	¥—	¥0	¥0	¥0	¥1

Short-term borrowings	23	(1)	0	70	(41)	—	0	1	(18)	36
Payables and deposits	15	1	0	1	—	—	—	1	(2)	14
Long-term borrowings	474	0	9	218	(172)	—	0	11	(45)	477
Other liabilities	44	0	—	47	(25)	—	(1)	0	0	65

Total	¥557	¥0	¥9	¥341	¥(243)	¥—	¥(1)	¥13	¥(65)	¥593

		Billions of yen
		Year ended March 31, 2026
	Balance as of April 1, 2025	Total gains (losses) recognized in net income (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)(6)	Balance as of March 31, 2026
Assets:
Trading assets and private equity and debt investments
Equities	¥21	¥0	¥—	¥16	¥(36)	¥—	¥2	¥14	¥(3)	¥14
Private equity and debt investments	103	5	—	101	(44)	—	1	1	(21)	146
Japanese agency and municipal securities	0	0	—	2	(2)	—	—	—	—	—
Foreign government, agency and municipal securities	6	1	—	5	(6)	—	0	4	(6)	4
Bank and corporate debt securities and loans for trading purposes	181	8	—	103	(182)	—	13	39	(58)	104
Commercial mortgage-backed securities (“CMBS”)	10	0	—	0	(10)	—	—	—	0	0
Residential mortgage-backed securities (“RMBS”)	48	(3)	—	3	(20)	—	2	1	(21)	10
Real estate-backed securities	207	0	—	362	(287)	—	8	18	(226)	82
Collateralized debt obligations (“CDOs”) and other	42	(9)	—	39	(36)	—	1	0	(3)	34
Investment trust funds and other	3	0	—	88	(79)	—	0	5	(8)	9

Total trading assets and private equity and debt investments	621	2	—	719	(702)	—	27	82	(346)	403

Derivatives, net (3)
Equity contracts	1	2	—	—	—	32	(1)	(15)	8	27
Interest rate contracts	6	16	—	—	—	(29)	2	8	(19)	(16)
Credit contracts	(36)	2	—	—	—	(25)	(2)	12	(7)	(56)
Foreign exchange contracts	(13)	(12)	—	—	—	4	1	(1)	(1)	(22)
Other contracts	(4)	(2)	—	—	—	2	0	2	—	(2)

Total derivatives, net	(46)	6	—	—	—	(16)	0	6	(19)	(69)

Subtotal	¥575	¥8	¥—	¥719	¥(702)	¥(16)	¥27	¥88	¥(365)	¥334

Loans and receivables	¥448	¥32	¥—	¥237	¥(285)	¥—	¥40	¥178	¥(66)	¥584
Collateralized agreements	15	0	—	—	—	—	1	—	—	16
Other assets
Non-trading debt securities	17	2	—	10	(8)	—	1	26	—	48
Other (7)	275	32	—	80	(99)	—	21	1	(2)	308

Total	¥1,330	¥74	¥—	¥1,046	¥(1,094)	¥(16)	¥90	¥293	¥(433)	¥1,290

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥0	¥0	¥—	¥0	¥0	¥(1)	¥0
Bank and corporate debt securities	0	0	—	0	0	—	0	0	0	0
Collateralized debt obligations (“CDOs”) and other	0	(1)	—	1	(1)	—	0	—	—	1
Investment trust funds and other	0	0	—	0	0	—	0	—	—	—

Total trading liabilities	¥1	¥(1)	¥—	¥1	¥(1)	¥—	¥0	¥0	¥(1)	¥1

Short-term borrowings	36	(2)	0	96	(79)	—	2	1	(15)	43
Payables and deposits	14	1	0	—	(1)	—	—	—	—	12
Long-term borrowings	477	(16)	(3)	194	(178)	—	1	21	(82)	452
Other liabilities	65	(1)	—	100	(104)	—	5	2	(2)	67

Total	¥593	¥(19)	¥(3)	¥391	¥(363)	¥—	¥8	¥24	¥(100)	¥575

(1)
Includes gains and losses reported primarily within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain (loss) on investments in equity securities, Revenue
—
Other
and
Non-interest
expenses
—
Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(4)	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the years ended March 31, 2025 and March 31, 2026.
(5)
Transfers into Level
 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level
 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See “
Quantitative and qualitative information regarding significant unobservable valuation inputs”
above for the valuation inputs of each financial instruments.

(6)
Transfers out of Level
 3
include financial instruments that moved out of level 3 by application of measurement alternative. See Note 6 “
Non-trading
investments
” for further information of financial instruments under the measurement alternative.

(7)	Includes non-financial assets carried at fair value on a recurring basis.
Unrealized gains and losses recognized for Level 3 financial instruments
The following table presents the amounts of unrealized gains (losses) for the years ended March 31, 2025 and 2026, relating to those financial instruments which Nomura classified in Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date.

	Billions of yen
	March 31

	2025	2026
	Unrealized gains / (losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥0	¥(1)
Private equity and debt investments	(1)	1
Foreign government, agency and municipal securities	0	1
Bank and corporate debt securities and loans for trading purposes	(6)	5
Commercial mortgage-backed securities (“CMBS”)	7	0
Residential mortgage-backed securities (“RMBS”)	2	(2)
Real estate-backed securities	5	(3)
Collateralized debt obligations (“CDOs”) and other	(24)	(5)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	(17)	(4)

Derivatives, net (2)
Equity contracts	(3)	19
Interest rate contracts	(23)	(2)
Credit contracts	(26)	(16)
Foreign exchange contracts	(7)	(11)
Other contracts	2	(2)

Total derivatives, net	(57)	(12)

Subtotal	¥(74)	¥(16)

Loans and receivables	14	22
Collateralized agreements	0	0
Other assets
Non-Trading debt Securities	0	1
Other (3)	20	49

Total	¥(40)	¥56

	Billions of yen
	March 31

	2025	2026
	Unrealized gains / (losses) (1)
Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	0	0
Collateralized debt obligation (“CDOs”) and other	1	0

Total trading liabilities	¥1	¥0

Short-term borrowings (4)	(7)	1
Payables and deposits (4)	1	1
Long-term borrowings (4)	24	5
Other liabilities	(1)	(1)

Total	¥18	¥6

(1)
Includes gains and losses reported within
Net gain on trading, Gain on private equity and debt investments
, and also within
Gain(loss) on investments in equity securities, Revenue
—
Other
and
Non-interest
expenses
—
Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(3)	Includes non-financial assets carried at fair value on a recurring basis.
(4)
Includes unrealized gains and losses of ¥10 billion and ¥(1) billion for the years ended March 31, 2025 and 2026 recognized in
Other comprehensive income (loss)
for recurring Level 3 fair value measurements held at the end of the reporting period.

Investments in investment funds that calculate NAV per share
In the normal course of business, Nomura invests in
non-consolidated
funds which meet the definition of investment companies or are similar in nature and which do not have readily determinable fair values. For certain of these investments, Nomura uses NAV per share as the basis for valuation as a practical expedient. Some of these investments are redeemable at different amounts from NAV per share.
The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2025 and 2026. Investments are presented by major category relevant to the nature of Nomura’s business and risks.

	Billions of yen
	March 31, 2025
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥11	¥4	Daily-Monthly	Same day-30 days
Venture capital funds	19	3	—	—
Private equity funds and private credit funds	43	10	—	—
Real estate funds	4	0	—	—

Total	¥77	¥17

	Billions of yen
	March 31, 2026
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥33	¥2	Daily-Monthly	Same day-30 days
Venture capital funds	20	3	—	—
Private equity funds and private credit funds	63	8	—	—
Real estate funds	3	0	—	—

Total	¥119	¥13

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the invest ment is held.
(2)	The frequency with which Nomura is permitted to redeem investments.
(3)	The range in prior notice period for redemption.
Hedge funds:
These investments include funds of funds that invest in multiple asset classes. The fair values of these investments are determined using NAV per share. Although majority of these funds are redeemable monthly, certain funds cannot be redeemed within one month due to contractual, liquidity or gating issues. The redemption period is unknown for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.
Venture capital funds:
These investments include primarily
start-up
funds. The fair values of these investments are determined using NAV per share. Most of these funds cannot be redeemed within six months. The redemption period is unknown for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.
Private equity, private credit and other funds:
These investments ar
e m
ade mainly in various sectors in Europe, U.S. and Japan. The fair values of these investments are determined using NAV per share. Redemption is restricted for most of these investments. The redemption period is unknown for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.
Real estate funds:
These are investments in commercial and other types of real estate. The fair values of thes
e inves
tments are determined using NAV per share. Redemption is restricted for most of these investments. The redemption period is unknown for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.

Fair value option (“FVO”) for financial assets and financial liabilities
Nomura carries certain eligible financial assets and liabilities at FV-NI through the election of the FVO permitted by ASC 815 and ASC 825
.
Election of the FVO is generally irrevocable unless an event occurs that gives rise to a new basis of accounting for that instrument.
The financial assets and financial liabilities primarily elected for the FVO by Nomura, and the reasons for the election, are as follows:

•
Equity method investments reported within
Trading assets and private equity and debt investments
and
Other assets
held for capital appreciation or current income purposes which Nomura generally has an intention to exit rather than hold indefinitely. Nomura elects the FVO to more appropriately represent the purpose of these investments in these consolidated financial statements.

•
Certain loans receivables and receivables from customers reported within
Loans and
Receivables
which are risk managed on a fair value basis and undrawn loan commitments related to such loans receivables expected to be funded. Nomura elects the FVO to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between loans and the derivatives used to risk manage those instruments.

•
Reverse repurchase and repurchase agreements reported within
Collateralized agreements
and
Collateralized financing
which are risk managed on a fair value basis. Nomura elects the FVO to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between the reverse repurchase and repurchase agreements and the derivatives used to risk manage those instruments.

•
All structured notes issued on or after April 1, 2008 reported within
Short-term borrowings
or
Long-term borrowings
. Nomura elects the FVO for those structured notes primarily to mitigate the volatility through earnings caused by differences in the measurement basis for structured notes and the derivatives Nomura uses to risk manage those positions. Nomura also elects the FVO for certain notes issued by consolidated VIEs for the same purpose and for certain structured notes issued prior to April 1, 2008. Certain subsidiaries elect the FVO for structured loans and vanilla debt securities issued by those subsidiaries.

•
Certain structured deposit issuances reported within
Deposits received at banks.
Nomura elects the FVO for those structured deposits primarily to mitigate the volatility through earnings caused by differences in the measurement basis for structured deposits and the derivatives Nomura uses to risk manage those positions.

•
Financial liabilities reported within
Long-term borrowings
recognized in transactions which are accounted for as secured financing transactions under ASC 860. Nomura elects the FVO for these financial liabilities to mitigate volatility through earnings that otherwise would arise had this election not been made. Even though Nomura usually has little or no continuing economic exposure to the transferred financial assets, they remain on the consolidated balance sheets and continue to be carried at fair value, with changes in fair value recognized through earnings.

•
Financial reinsurance contracts reported within
Other assets
. Nomura elects the FVO to mitigate income volatility caused by the difference in measurement basis that would otherwise exist. Changes in the fair value of the reinsurance contracts carried at fair value are reported in the consolidated statements of income.

•
Loans for trading purposes and
non-trading
debt securities held by subsidiaries that are not registered as a broker-dealer
(“non-BD
entities”) before March 31, 2024. Moreover, originations or purchases of loans held for trading purposes by
non-BD
entities and
non-trading
debt securities that are not classified as HTM or AFS held by non-BD
entities from April 1, 2024. Nomura elects the FVO to these loans and non-trading
debt securities for its holding purpose or to mitigate volatility through earnings that otherwise would arise had this election not been made.

Interest and dividends arising from financial instruments for which the FVO has been elected are recognized within
Interest and dividends, Interest expense
or
Revenue
—
Net gain on trading
.
The following table presents gains (losses) due to changes in fair value for financial instruments carried at FV-NI using the FVO for the years ended March 31, 2024, 2025 and 2026.

	Billions of yen
	Year ended March 31

	2024	2025	2026
	Gains/(Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥0	¥4	¥16
Private equity and debt investments	2	2	1
Loans and receivables	54	45	52
Collateralized agreements (3)	6	20	12
Other assets (2)(4)	22	15	37

Total	¥84	¥86	¥118

Liabilities:
Short-term borrowings (5)	¥13	¥153	¥83
Payables and deposits	8	6	38
Collateralized financing (3)	(17)	(23)	(17)
Long-term borrowings (5)(6)	(110)	(48)	12
Other liabilities (7)	(1)	(1)	(11)

Total	¥(107)	¥87	¥105

(1)	Includes gains and losses reported primarily within Revenue – Net gain on trading and Revenue — Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes non-trading debt securities.
(5)	Includes structured notes and other financial liabilities.
(6)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(7)	Includes unfunded written loan commitments.
As of March 31, 2025 and 2026, Nomura held an economic i
nterest of
39.74
% and
40.42
%

in

American Century Companies, Inc., respectively. The investment is carried at FV-NI through election of the FVO and is reported within
Other assets – Other
in the consolidated balance sheets
.
For the year ended March 31, 2025 and 2026, there was no significant impact on financial assets for which the FVO was ele cted
attributable to instrument-specific credit risks.

Nomura calculates the impact of changes in its own creditworthiness on certain financial liabilities for which the FVO is elected by revaluation techniques using a rate which incorporates observable changes in its credit spread.
The following table presents changes in the valuation adjustment for Nomura’s own creditworthiness recognized in the consolidated statements of comprehensive income during the years ended March 31, 2025 and 2026 in respect of financial liabilities elected for the FVO recognized in other comprehensive income during such years. The following table also presents amounts reclassified to the consolidated statements of income from accumulated other comprehensive income on early settlement of such financial liabilities during the years ended March 31, 2025 and 2026 and the cumulative amounts recognized in accumulated other comprehensive income as of March 31, 2025 and 2026.

	Billions of yen
	Year ended March 31
	2025	2026
Changes recognized as a credit (debit) to other comprehensive income	¥26	¥(55)
Credit (debit) amounts reclassified to earnings	0	(1)
Cumulative credit balance recognized in accumulated other comprehensive income	78	22
As of March 31, 2025, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of
Loans and receivables
for which the FVO was elected was ¥105 billion less than the principal balance of such
Loans and receivables
. There were no
Loans and receivables
for which the FVO was elected that were 90 days or more past due. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of
Short-term borrowings and Long-term borrowings
for which the FVO was elected was ¥473 billion less than the principal balance of such
Short-term borrowings and Long-term borrowings
.
As of March 31, 2026, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of
Loans and receivables
for which the FVO was elected was ¥108 billion less than the principal balance of such
Loans and receivables
. There were no
Loans and receivables
for which the FVO was elected that were 90 days or more past due. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of
Short-term borrowings and Long-term borrowings
for which the FVO was elected was ¥461 billion less than the principal balance of such
Short-term borrowings and Long-term borrowings
.
Investment by Investment companies
Nomura carries all of investments by investment companies under ASC 946 at FV-NI.
Concentrations of credit risk
Concentrations of credit risk may arise from trading, securities financing transactions and underwriting activities, and may be impacted by changes in political or economic factors. Nomura has credit risk concentrations on debt securities issued by the Japanese Government, U.S. Government, British Government (“U.K.”), Governments within the European Union (“EU”), their states and municipalities, and their agencies. These concentrations generally arise from taking trading positions and are reported within
Trading assets
in the consolidated balance sheets. Government, agency and municipal securities, including
Securities pledged as collateral
, represented 17% o
f tota
l assets as of March 31, 2025 and 18% as of March 31, 2026.

The following tables present geographic allocations of Nomura’s trading assets related to government, agency and municipal securities as of March 31, 2025 and 2026. See Note 3 “
Derivative instruments and hedging activities
” for further information regarding the concentration of credit risk for derivatives.

	Billions of yen
	March 31, 2025
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥2,896	¥2,629	¥2,655	¥1,470	¥9,650

	Billions of yen
	March 31, 2026
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥4,125	¥3,141	¥2,587	¥1,416	¥11,269

(1)
Other than above, there were ¥313 billion and ¥653 billion of government, agency and municipal securities reported within
Other assets
—
Non-trading
debt securities
in the consolidated balance sheets as of March 31, 2025 and 2026, respectively. These securities are primarily Japanese government, agency and municipal securities.

Estimated fair value of financial instruments not carried at fair value
Certain financial instruments are not carried at fair value on a recurring basis in the consolidated balance sheets since they are neither held for trading purposes nor are elected for the FVO. These are typically carried at contractual amounts due or amortized cost.
The carrying value of the majority of the financial instruments detailed below approximates their fair value since they are short-term in nature and contain minimal credit risk. These financial instruments include financial assets reported within
Cash and cash equivalents, Time deposits, Deposits with stock exchanges and other segregated cash, Receivables from customers, Receivables from other than customers, Securities purchased under agreements to resell
and
Securities borrowed
and financial liabilities reported within
Short-term borrowings, Payables to customers, Payables to other than customers, Deposits received at banks, Securities sold under agreements to repurchase, Securities loaned
and
Other secured borrowings
in the consolidated balance sheets.
The fair values of other financial instruments which are longer-term in nature or may
contain more than minimal credit risk may be different to their carrying value. Financial assets of this type include certain loans which are reported within
Loans receivable
while financial liabilities include long-term borrowings which are reported within
Long-term borrowings
.

The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument as of March 31, 2025 and 2026.

	Billions of yen
	March 31, 2025 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥4,424	¥4,424	¥4,424	¥—	¥—
Time deposits	642	642	—	642	—
Deposits with stock exchanges and other segregated cash	448	448	—	448	—
Loans receivable (2)	6,022	6,020	—	3,436	2,584
Securities purchased under agreements to resell	14,005	14,005	—	13,991	14
Securities borrowed	4,659	4,659	—	4,659	—

Total	¥30,200	¥30,198	¥4,424	¥23,176	¥2,598

Liabilities:
Short-term borrowings	¥1,117	¥1,117	¥—	¥1,081	¥36
Deposits received at banks	3,106	3,106	—	3,092	14
Securities sold under agreements to repurchase	16,288	16,288	—	16,288	—
Securities loaned	1,965	1,965	—	1,965	—
Other secured borrowings	393	393	—	393	—
Long-term borrowings	13,374	13,385	10	12,879	496

Total	¥36,243	¥36,254	¥10	¥35,698	¥546

	Billions of yen
	March 31, 2026 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥4,299	¥4,299	¥4,299	¥—	¥—
Time deposits	710	710	—	710	—
Deposits with stock exchanges and other segregated cash	641	641	—	641	—
Loans receivable (2)	7,742	7,740	—	4,449	3,291
Securities purchased under agreements to resell	13,210	13,210	—	13,195	15
Securities borrowed	4,340	4,340	—	4,340	—

Total	¥30,942	¥30,940	¥4,299	¥23,335	¥3,306

Liabilities:
Short-term borrowings	¥1,753	¥1,753	¥—	¥1,710	¥43
Deposits received at banks	3,667	3,667	—	3,655	12
Securities sold under agreements to repurchase	15,234	15,234	—	15,234	—
Securities loaned	2,448	2,448	—	2,448	—
Other secured borrowings	384	384	—	384	—
Long-term borrowings	15,545	15,562	11	15,085	466

Total	¥39,031	¥39,048	¥11	¥38,516	¥521

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for current expected credit losses.
Assets and liabilities measured at fair value on a nonrecurring basis
In addition to financial instruments carried at fair value on a recurring basis, Nomura also measures other financial and non-financial
assets and liabilities at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition such as to measure impairment.
As of March 31, 2025, there were no significant amount of assets or liabilities which were carried at fair value on a nonrecurring basis.
As of March 31, 2026, certain investment in affiliated company under equity method accounting was measured at fair value on a nonrecurring basis. The relevant investment, which is reported within
Other assets—Other
in the consolidated balance sheets, was impaired by ¥12 billion. Nomura recognized this other-than-temporary impairment losses in
Non-interest expenses—Other
in the consolidated statements of income The carrying amount of the investment after fair value measurement
is ¥14 billion. Th
e

f
air value was determined using a DCF valuation technique and consequently, this nonrecurring fair value measurement was determined using valuation inputs wh ich
would be classified in Level 3 of the fair value hierarchy.

Equity securities subject to contractual sale restrictions
The following table presents a summary of equity securities primarily reported within
Other assets—Other
in consolidated balance sheet which are subject to contractual sale restrictions as of March 31, 2025 and 2026.

	Millions of yen
	March 31, 2025
		Remaining duration
	Fair value	Less than 1 year	1 to 5 years	More than 5 years
Restriction on transfer	¥200,658	¥9	¥200,621	¥28
Consent from third parties	7,806	18	—	7,788
Others	2,148	—	—	2,148

Total	¥210,612	¥27	¥200,621	¥9,964

	Millions of yen
	March 31, 2026
		Remaining duration
	Fair value	Less than 1 year	1 to 5 years	More than 5 years
Restriction on transfer	¥250,291	¥250,291	¥—	¥—
Consent from third parties	8,054	—	—	8,054
Others	3,745	—	—	3,745

Total	¥262,090	¥250,291	¥—	¥11,799

(1)	No specific conditions could cause a lapse in the sale restrictions as disclosed above.